Share capital - Additional Information (Details)			12 Months Ended
	Jan. 26, 2022	Jan. 25, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share Capital [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio		1
Dividend payment			¥ 0	¥ 0	¥ 0
Class A ordinary shares
Share Capital [Line Items]
Common Stock, Voting Rights			one
Stockholders' Equity Note, Stock Split, Conversion Ratio	5	1
Class B ordinary shares
Share Capital [Line Items]
Common Stock, Voting Rights			five